Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
20.	SUBSEQUENT EVENTS
The Company evaluated subsequent events from March 31, 2023, the date of these consolidated financial statements, through May 12, 2023, which represents the date the consolidated financial statements were issued, for events requiring adjustment to or disclosure in these consolidated financial statements. Except as disclosed below, there are no material events that require adjustment to or disclosure in these consolidated financial statements.

On May 9, 2023, the Company announced the commencement of (i) its offer to each holder of its outstanding warrants, each whole warrant exercisable for one
share of Class A Common Stock, par value $
0.0001
per share (“Common Stock”), of the Company, at an exercise price of $
11.50
per share (the “Warrants”), the opportunity to receive
0.23
shares of Common Stock in exchange for each Warrant tendered by the holder and exchanged pursuant to the offer (the “Offer”), and (ii) the solicitation of consents (the “Consent Solicitation”) from holders of the Warrants (“the Consent Warrants”) to amend the Warrant Agreement, dated as of March 1, 2021, by and between Haymaker Acquisition Corp. III, a Delaware corporation, and Continental Stock Transfer & Trust Company, a New York corporation, as warrant agent (the “Warrant Amendment”), which governs all of the Warrants. If approved, the Warrant Amendment would permit the Company to require that each Warrant that is outstanding upon the closing of the Offer be converted into
0.207
shares of Common Stock, which is a ratio
10
% less than the exchange ratio applicable to the Offer. The Offer and Consent Solicitation are made solely upon the terms and conditions in the Prospectus/Offer to Exchange on Form
S-4
(the “Prospectus”) and other related offering materials that are being distributed to the holders of the Warrants. The Offer and Consent Solicitation will expire at one minute after 11:59 p.m., Eastern
Standard Time, on
June 7, 2023
, or such later time and date to which the Company may extend. Pursuant to the terms of the Warrant Agreement, all except certain specified modifications or amendments require the vote or written consent of holders of at least
50
% of the Public Warrants (as defined in the Prospectus) and, solely with respect to any amendment to the terms of the Private Placement Warrants (as defined in the Prospectus), at least
50
% of the Private Placement Warrants. Accordingly, the adoption of the Warrant Amendment will require the consent of holders of at least
50
% of the Public Warrants and, solely with respect to any amendment to the terms of the Private Placement Warrants, at least
50
% of the Private Placement Warrants. Parties representing approximately
19.4
% of the Public Warrants and
59.3
% of the Private Placement Warrants have agreed to tender their Warrants in the Offer and to consent to the Warrant Amendment in the Consent Solicitation, pursuant to a tender and support agreement. Accordingly, if the other conditions of the Offer are satisfied or waived, then the Warrant Amendment will be adopted.

20.	SUBSEQUENT EVENTS
The Company evaluated subsequent events from December 31, 2022, the date of these consolidated financial statements, through March 29, 2023, which represents the date the consolidated financial statements were issued, for events requiring adjustment to or disclosure in these consolidated financial statements. There are no material events that require adjustment to or disclosure in these consolidated financial statements.